Fair Value of Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Assets and Liabilities Measured at Fair Value on Recurring and Non-Recurring Basis

The following table summarizes the Company’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2013. There were no assets or liabilities measured at fair value on a non-recurring basis as of December 31, 2013.

($ in thousands)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Balance as of December 31, 2013
Assets
Fixed income securities:
U.S. government and agencies	$3,678	$291,153	$—	$294,831
Municipal	—	674,669	51,315	725,984
Corporate	—	3,506,161	259,428	3,765,589
Foreign government	—	381,616	—	381,616
RMBS	—	159,919	—	159,919
CMBS	—	175,980	—	175,980
ABS	—	63,708	24,799	88,507
Redeemable preferred stock	—	10,312	—	10,312

Total fixed income securities	3,678	5,263,518	335,542	5,602,738
Equity securities	202,622	—	—	202,622
Short-term investments	3,157	95,396	—	98,553
Other investments: Free-standing derivatives	—	—	1,076	1,076
Separate account assets	435,446	—	—	435,446
Other assets	—	—	27,826	27,826

Total assets at fair value	$644,903	$5,358,914	$364,444	$6,368,261

% of total assets at fair value	10.1%	84.2%	5.7%	100.0%

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(9,197)	$(9,197)

Total liabilities at fair value	$—	$—	$(9,197)	$(9,197)

% of total liabilities at fair value	—%	—%	100.0%	100.0%

The following table summarizes the Company’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2012. There were no assets or liabilities measured at fair value on a non-recurring basis as of December 31, 2012.

($ in thousands)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Balance as of December 31, 2012
Assets
Fixed income securities:
U.S. government and agencies	$111,133	$305,914	$—	$417,047
Municipal	—	750,989	67,672	818,661
Corporate	—	3,638,175	260,351	3,898,526
Foreign government	—	396,541	—	396,541
RMBS	—	295,678	—	295,678
CMBS	—	200,716	—	200,716
ABS	—	75,156	26,970	102,126
Redeemable preferred stock	—	10,630	—	10,630

Total fixed income securities	111,133	5,673,799	354,993	6,139,925
Equity securities	164,971	—	—	164,971
Short-term investments	7,675	54,273	—	61,948
Other investments: Free-standing derivatives	—	—	306	306
Separate account assets	436,380	—	—	436,380
Other assets	—	—	34,655	34,655

Total assets at fair value	$720,159	$5,728,072	$389,954	$6,838,185

% of total assets at fair value	10.5%	83.8%	5.7%	100.0%

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(17,877)	$(17,877)

Total liabilities at fair value	$—	$—	$(17,877)	$(17,877)

% of total liabilities at fair value	—%	—%	100.0%	100.0%

Summary of Quantitative Information About Significant Unobservable Inputs Used in Level Three Fair Value Measurements

The following table summarizes quantitative information about the significant unobservable inputs used in Level 3 fair value measurements.

($ in thousands)	Fair value	Valuation technique	Unobservable input	Range	Weighted average
December 31, 2013
ARS backed by student loans	$19,149	Discounted cash flow model	Anticipated date liquidity will return to the market	36 - 54 months	39 - 51 months
Other assets – Structured settlement annuity reinsurance agreement	$27,826	Stochastic cash flow model	Ultimate reinvestment spreads	133.9 - 198.4 basis points	157.5 basis points
December 31, 2012
ARS backed by student loans	$31,429	Discounted cash flow model	Anticipated date liquidity will return to the market	36 - 60 months	38 - 50 months
Other assets – Structured settlement annuity reinsurance agreement	$34,655	Stochastic cash flow model	Ultimate reinvestment spreads	133.8 - 196.0 basis points	156.4 basis points

Schedule of Rollforward of Level Three Assets and Liabilities Held at Fair Value on Recurring Basis

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2013.

	Balance as of December 31, 2012	Total gains (losses) included in:		Transfers into Level 3	Transfers out of Level 3
($ in thousands)		Net income(1)	OCI
Assets
Fixed income securities:
Municipal	$67,672	$(1,960)	$2,614	$—	$—
Corporate	260,351	8,509	(8,214)	9,663	(4,160)
RMBS	—	—	—	—	—
ABS	26,970	—	(951)	—	—

Total fixed income securities	354,993	6,549	(6,551)	9,663	(4,160)
Free-standing derivatives, net	306	431	—	—	—
Other assets	34,655	(6,829)	—	—	—

Total recurring Level 3 assets	$389,954	$151	$(6,551)	$9,663	$(4,160)

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(17,877)	$8,680	$—	$—	$—

Total recurring Level 3 liabilities	$(17,877)	$8,680	$—	$—	$—

	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2013
Assets
Fixed income securities:
Municipal	$—	$(15,067)	$—	$(1,944)	$51,315
Corporate	6,910	(10,615)	—	(3,016)	259,428
RMBS	—	—	—	—	—
ABS	—	—	—	(1,220)	24,799

Total fixed income securities	6,910	(25,682)	—	(6,180)	335,542
Free-standing derivatives, net	339	—	—	—	1,076
Other assets	—	—	—	—	27,826

Total recurring Level 3 assets	$7,249	$(25,682)	$—	$(6,180)	$364,444

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$—	$—	$(9,197)

Total recurring Level 3 liabilities	$—	$—	$—	$—	$(9,197)

(1)

The effect to net income totals $8.8 million and is reported in the Statements of Operations and Comprehensive Income as follows: $(6.6) million in realized capital gains and losses, $6.7 million in net investment income, $(297) thousand in interest credited to contractholder funds and $9.0 million in contract benefits.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2012.

	Balance as of December 31, 2011	Total gains (losses) included in:
($ in thousands)		Net income(1)	OCI	Transfers into Level 3	Transfers out of Level 3
Assets
Fixed income securities:
Municipal	$50,422	$50	$3,082	$18,576	$—
Corporate	223,643	3,854	11,224	52,629	—
RMBS	2,730	—	—	—	(2,730)
ABS	26,425	—	3,668	—	—

Total fixed income securities	303,220	3,904	17,974	71,205	(2,730)
Free-standing derivatives, net	(2,867)	(296)	—	—	—
Other assets	16,869	17,786	—	—	—

Total recurring Level 3 assets	$317,222	$21,394	$17,974	$71,205	$(2,730)

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(21,854)	$3,977	$—	$—	$—

Total recurring Level 3 liabilities	$(21,854)	$3,977	$—	$—	$—

	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2012
Assets
Fixed income securities:
Municipal	$—	$(2,251)	$—	$(2,207)	$67,672
Corporate	18,029	(18,812)	—	(30,216)	260,351
RMBS	—	—	—	—	—
ABS	—	(1,866)	—	(1,257)	26,970

Total fixed income securities	18,029	(22,929)	—	(33,680)	354,993
Free-standing derivatives, net	3,471	—	—	(2)	306
Other assets	—	—	—	—	34,655

Total recurring Level 3 assets	$21,500	$(22,929)	$—	$(33,682)	$389,954

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$—	$—	$(17,877)

Total recurring Level 3 liabilities	$—	$—	$—	$—	$(17,877)

(1)

The effect to net income totals $25.4 million and is reported in the Statements of Operations and Comprehensive Income as follows: $14.3 million in realized capital gains and losses, $7.1 million in net investment income, $(142) thousand in interest credited to contractholder funds and $4.1 million in contract benefits.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2011.

	Balance as of December 31, 2010	Total gains (losses) included in:
($ in thousands)		Net income(1)	OCI	Transfers into Level 3	Transfers out of Level 3
Assets
Fixed income securities:
Municipal	$103,369	$43	$1,054	$5,378	$(7,892)
Corporate	225,207	8,719	4,191	10,882	(37,097)
RMBS	80,063	(1,066)	1,743	—	(56,510)
CMBS	141,869	(4,698)	15,987	—	(133,918)
ABS	40,851	149	252	—	(23,013)

Total fixed income securities	591,359	3,147	23,227	16,260	(258,430)
Free-standing derivatives, net	(3,011)	(3,153)	—	—	—
Other assets	(4,870)	21,739	—	—	—

Total recurring Level 3 assets	$583,478	$21,733	$23,227	$16,260	$(258,430)

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(17,544)	$(4,310)	$—	$—	$—

Total recurring Level 3 liabilities	$(17,544)	$(4,310)	$—	$—	$—

	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2011
Assets
Fixed income securities:
Municipal	$—	$(49,623)	$—	$(1,907)	$50,422
Corporate	24,978	(11,680)	—	(1,557)	223,643
RMBS	—	(8,582)	—	(12,918)	2,730
CMBS	—	(19,240)	—	—	—
ABS	14,999	(3,856)	—	(2,957)	26,425

Total fixed income securities	39,977	(92,981)	—	(19,339)	303,220
Free-standing derivatives, net	1,867	—	—	1,430	(2,867	)(2)
Other assets	—	—	—	—	16,869

Total recurring Level 3 assets	$41,844	$(92,981)	$—	$(17,909)	$317,222

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$—	$—	$(21,854)

Total recurring Level 3 liabilities	$—	$—	$—	$—	$(21,854)

(1)

The effect to net income totals $17.4 million and is reported in the Statements of Operations and Comprehensive Income as follows: $13.4 million in realized capital gains and losses, $8.3 million in net investment income, $(156) thousand in interest credited to contractholder funds and $(4.2) million in contract benefits.

(2)	Comprises $38 thousand of assets and $2.9 million of liabilities.

Schedule of Change in Unrealized Gains and Losses Included in Net Income for Level Three Assets and Liabilities Held

The following table provides the change in unrealized gains and losses included in net income for Level 3 assets and liabilities held as of December 31.

($ in thousands)	2013	2012	2011
Assets
Fixed income securities:
Municipal	$(1,458)	$54	$151
Corporate	6,633	4,912	8,193

Total fixed income securities	5,175	4,966	8,344
Free-standing derivatives, net	431	(279)	(1,714)
Other assets	(6,829)	17,786	21,739

Total recurring Level 3 assets	$(1,223)	$22,473	$28,369

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$8,680	$3,977	$(4,310)

Total recurring Level 3 liabilities	$8,680	$3,977	$(4,310)

Schedule of Carrying Values and Fair Value Estimates of Financial Instruments not Carried at Fair Value

Presented below are the carrying values and fair value estimates of financial instruments not carried at fair value.

Financial assets

	December 31, 2013		December 31, 2012
($ in thousands)	Carrying value	Fair value	Carrying value	Fair value
Mortgage loans	$514,489	$534,241	$570,365	$602,516
Cost method limited partnerships	41,419	44,401	29,746	30,920
Notes due from related party	—	—	2,833	2,833

Financial liabilities

	December 31, 2013		December 31, 2012
($ in thousands)	Carrying value	Fair value	Carrying value	Fair value
Contractholder funds on investment contracts	$2,771,149	$2,912,758	$3,050,538	$3,222,131
Liability for collateral	62,610	62,610	59,772	59,772